Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	1a. Summit Hotel Properties, Inc. is registering the following securities having an aggregate offering price of up to $500,000,000 for issuance and sale from time to time in one or more offerings by Summit Hotel Properties, Inc.: (i) an indeterminate number of shares of common stock of Summit Hotel Properties, Inc., (ii) an indeterminate number of shares of preferred stock of Summit Hotel Properties, Inc., (iii) an indeterminate principal amount of debt securities of Summit Hotel Properties, Inc., (iv) an indeterminate number of warrants of Summit Hotel Properties, Inc. to purchase common stock or preferred stock, and (v) an indeterminate number of units of Summit Hotel Properties, Inc. If any debt securities are issued at an original issue discount, then the principal amount of such debt securities shall be in such greater amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number of securities as may be issued upon conversion or exchange of other securities, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the stock being registered hereunder include such indeterminate number of shares of common stock and preferred stock as may be issuable with respect to the stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. 1b. The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form S-3 under the Securities Act.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	12,940,877
Carry Forward Form Type	S-3
Carry Forward File Number	333-286937
Carry Forward Initial Effective Date	May 02, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,084.00
Offering Note	2a. This Registration Statement includes 12,940,877 unsold shares of common units previously registered on a prospectus supplement dated May 2, 2025 accompanying Registration Statement No. 333-286937. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid in connection with such unsold shares will continue to be applied to such unsold shares.